Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 10.  Income Taxes

The components of income tax expense (benefit) are as follows for the years ended December 31, 2012, 2011 and 2010:

(In thousands)	2012	2011	2010
Current tax expense:
Federal	$-	$-	$8,515
State	496	3,727	2,499
Total current tax expense	496	3,727	11,014

Deferred tax expense (benefit):
Federal	8,982	(3,657)	3,275
State	1,532	(4,453)	188
Total deferred tax expense (benefit)	10,514	(8,110)	3,463
Total income tax expense (benefit)	$11,010	$(4,383)	$14,477

Total income tax expense was different than an amount computed by applying the graduated statutory federal income tax rates to income before taxes.  The reasons for the differences are as follows for the years ended December 31, 2012, 2011 and 2010:

(In thousands)	2012	2011	2010
Computed tax expense (benefit) at statutory federal
rate of 35%	$9,610	$(16,891)	$12,397
Nondeductible goodwill impairment charge	-	11,703	-
Nondeductible compensation	91	637	378
Noncontrolling interests	(37)	18	(42)
State income taxes (benefits), net of federal income
tax benefit (expense)	1,318	(472)	1,746
Other	28	622	(2)
Total income tax expense (benefit)	$11,010	$(4,383)	$14,477

During 2012, the Company recognized a tax benefit of approximately $0.4 million in additional paid-in capital associated with the excess tax benefit realized by the Company related to stock compensation plans.  The Company recognized a tax benefit of $2.7 million in accumulated other comprehensive income associated with the adjustments to various employee benefit plan liabilities for the year ended December 31, 2012 in accordance with FASB ASC 715.  The amount recognized in accumulated other comprehensive income was $1.8 million for the post Business Separation period in 2011. Additionally, on the date of the Business Separation, in connection with the transfer of these underlying employee benefit plans, $9.0 million of the related NTELOS deferred tax benefit associated with the unrealized actuarial losses from these plans was transferred to the Company.

Net deferred income tax assets and liabilities consist of the following components as of December 31, 2012 and 2011:

(In thousands)	2012	2011
Deferred income tax assets:
Retirement benefits other than pension	$5,053	$5,349
Pension and related plans	6,228	9,022
Net operating loss	4,346	5,020
Debt issuance and discount	-	-
Accrued expenses	4,146	2,623
Other	1,379	2,523
	21,152	24,537
Deferred income tax liabilities:
Property and equipment	67,493	57,098
Intangibles	9,615	8,643
	77,108	65,741
Net deferred income tax liability	$55,956	$41,204

The Company has prior year unused net operating losses (“NOLs”) totaling $10.9 million as of December 31, 2012.  The NOLs include $3.9 million that was assigned to the Company as a result of the Business Separation and are subject to an adjusted annual maximum limit due to the application of Section 382 of the Internal Revenue Code.  The Company’s NOLs, if not utilized to reduce taxable income in future periods, will expire in varying amounts from 2023 through 2031.  The Company believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets.

The Company recognizes interest related to unrecognized income tax benefits (“UTBs”) in interest expense and penalties on UTBs in income tax expense.  A reconciliation of the change in the UTB balance for the years ended December 31, 2012 and 2010 is as follows:

(In thousands)	2012	2011
Balance at beginning of year	$484	$500
Additions for tax positions related to the current year	82	-
Increases (reductions) for tax positions related to prior years	43	(16)
	$609	$484

While the Company believes it has adequately provided for all tax positions, amounts asserted by taxing authorities could be greater than its accrued position.  Accordingly, additional provisions could be recorded in the future as revised estimates are made or the underlying matters are settled or otherwise resolved.  In general, the tax years that remain open and subject to federal and state audit examinations are 2009-2011 and 2008-2011, respectively.